Segment Information	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
Segment Information

NOTE 10 – SEGMENT INFORMATION

Up to August 29, 2017, the Company had two reportable segments from which it derived its revenues: Navios Partners Operations and Navios Containers Operations. The reportable segments reflect the internal organization of the Company whereby the Chief Operating Decision Maker (“CODM”) reviews the discrete financial information of the Navios Partners’ controlled fleet and the Navios Containers’ controlled fleet.

The Company measures segment performance based on net (loss)/income attributable to Navios Partners common unitholders. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Navios Partners Operations	Navios Containers Operations				Total
	Three Month	Three Month	Three Month	Period from	Eliminations	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	April 28, 2017	for the period	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	from April 28, 2017 to	June 30,	June 30,
	2018	2017	2018	2017	June 30, 2017	2018	2017
Revenue	$58,196	$46,916	$—	$3,102	—	$58,196	$50,018
Management fees	(17,381)	(14,760)	—	(702)	—	(17,381)	(15,462)
Interest expense and finance cost, net	(10,794)	(8,138)	—	(80)	73	(10,794)	(8,145)
Depreciation and amortization	(14,355)	(17,360)	—	(1,320)	—	(14,355)	(18,680)
Net (loss)/ income	(29,533)	7,987	—	881	(4,423)	(29,533)	4,445
Total assets	1,307,310	1,275,942	—	97,333	(45,723)	1,307,310	1,327,552
Capital expenditures	(35,938)	(95,247)	—	(44,567)	30,000	(35,938)	(109,814)
Investment in affiliates	69,237	31,192	—	—	(30,000)	69,237	1,192
Cash and cash equivalents	40,577	44,813	—	34,936	—	40,577	79,749
Restricted cash	402	6,299	—	—	—	402	6,299
Long-term debt (including current and non-current portion), net	$494,462	$441,347	—	$33,670	—	$494,462	$475,017

	Navios Partners Operations	Navios Containers Operations				Total
	Six Month	Six Month	Six Month	Period from	Eliminations	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	April 28, 2017	for the period	Period Ended	Period Ended
	June 30,	June 30,	June 30,	to June 30,	from April 28, 2017 to	June 30,	June 30,
	2018	2017	2018	2017	June 30, 2017	2018	2017
Revenue	$111,248	$89,327	$—	$3,102	—	$111,248	$94,429
Management fees	(34,072)	(29,103)	—	(702)	—	(34,072)	(29,805)
Interest expense and finance cost, net	(20,647)	(18,493)	—	(80)	73	(20,647)	(18,500)
Depreciation and amortization	(29,272)	(34,135)	—	(1,320)	—	(29,272)	(35,455)
Net (loss)/ income	(24,055)	2,334	—	881	(4,423)	(24,055)	(1,208)
Total assets	1,307,310	1,275,942	—	97,333	(45,723)	1,307,310	1,327,552
Capital expenditures	(36,285)	2,798	—	(44,567)	30,000	(36,285)	(11,769)
Investment in affiliates	69,237	31,192	—	—	(30,000)	69,237	1,192
Cash and cash equivalents	40,577	44,813	—	34,936	—	40,577	79,749
Restricted cash	402	6,299	—	—	—	402	6,299
Long-term debt (including current and non-current portion), net	$494,462	$441,347	—	$33,670	—	$494,462	$475,017

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Partners’ reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and containerships operate worldwide. Revenues from specific geographic region, which contribute over 10% of total revenue, are disclosed separately.

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2018	Three Month Period ended June 30, 2017	Six Month Period ended June 30, 2018	Six Month Period ended June 30, 2017
Asia	$33,574	$30,250	$63,945	$55,047
Europe	17,770	10,217	33,290	19,683
North America	5,200	5,161	11,025	9,654
Australia	1,652	4,390	2,988	8,045

Total	$58,196	$50,018	$111,248	$92,429